IMPAIRMENT OF ASSETS - Impairment losses- Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2018
Impairment losses
Impairment loss / (reversal)		$ 3	$ (6)	$ (107)
Accruals for expected credit losses		0	48	0
Non-current assets		$ 5,136	5,060
Budget and forecast period		5 years
All CGUs
Impairment losses
Impairment loss / (reversal)			$ 0
Bangladesh
Impairment losses
Impairment loss / (reversal)				(100)
Accruals for expected credit losses						$ 451
Recoverable amount	$ 474
Amount by which unit's recoverable amount exceeds its carrying amount	119
Non-current assets	355
Impairment reversal	100
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill	68
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	32
Bangladesh | Fully depreciated assets
Impairment losses
Impairment reversal	19
Kyrgyzstan
Impairment losses
Impairment loss / (reversal)				$ (49)
Accruals for expected credit losses					$ 64
Recoverable amount	25
Amount by which unit's recoverable amount exceeds its carrying amount	51
Impairment reversal	49
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill	9
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	29
Reversal of impairment loss recognised In profit or loss, other assets	11
Reversal of impairment loss recognised In profit or loss, other assets, depreciated assets	$ 2